Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Trade and Other Receivables
9.	Trade and other receivables

	December 31, 2024	December 31, 2023
	USD	USD
Trade receivables
Third parties (refer note a below)	4,701,900	3,804,343
Less: Allowances for expected credit losses	(968,322)	(428,099)
Trade receivables, net	3,733,578	3,376,244
Ageing analysis of trade receivables
Not past due	2,176,512	1,409,649
Up to 60 days	814,010	726,333
60 to 365 days	651,860	1,266,371
Over 1 year	1,059,518	401,990
	4,701,900	3,804,343

Other receivables
Amount due from related parties (refer note 24)	553,184	844,982
Government grant receivable	6,137	7,699
Advance to employees	9,090	10,037
Deposit recoverable	29,216	34,863
Prepayments	47,126	56,521
	644,753	954,102
Total trade and other receivables	4,378,331	4,330,346

a.	Included in trade receivables are unbilled revenue amounting to USD 268,818 in 2024 and USD 711,971 in 2023 which related to I-Guarding services. The services are provided within the financial year end however billing was made subsequent to the financial year ended. According to the contract with the customer, the consideration on the services provided are unconditional as the performance obligation has been complied with.

b.	Trade receivables are non-interest bearing and are generally on 30 days’ terms.
c.	Lifetime expected loss provision for trade receivables of the Group are as follows:

		December 31, 2024		December 31, 2023
Customers’ characteristics	Weighted- average expected credit loss rate	Gross carrying amount	Allowance for expected credit losses	Gross carrying amount	Allowance for expected credit losses
		USD	USD	USD	USD

Low risk	0.6%	3,755,925	22,347	3,376,244	-
Loss	100%	945,975	945,975	428,099	428,099
		4,701,900	968,322	3,804,343	428,099

d.	The reconciliation of movement in the allowances for expected credit losses is as follows:

	December 31, 2024	December 31, 2023
	USD	USD
Balance at January 1	428,099	489,792
Impairment during the year	562,755	(69,763)
Exchange differences	(22,532)	8,070
Balance at December 31	968,322	428,099

e.	Government grants receivables are pre-approved government grants granted to customers for adoption of digitalization. Such grant is directly disbursed to Concorde.

f.	The trade and other receivables are denominated in the local currency of the Group operates in.

g.	The government grant receivables is in relation to approved innovation project implemented. There are no unfulfilled conditions or other contingencies attaching to this grant.